Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, net
Property and equipment, gross	$ 27,515,965	$ 24,525,444
Accumulated depreciation	(9,407,535)	(10,467,117)
Property and equipment, net	18,108,430	14,058,327
Depreciation expenses	2,287,325	2,465,421	$ 3,078,955
Furniture, fixtures and equipment
Property and equipment, net
Property and equipment, gross	10,931,031	11,292,451
Leasehold improvements
Property and equipment, net
Property and equipment, gross	4,817,117	2,766,337
Buildings
Property and equipment, net
Property and equipment, gross	10,631,419	9,388,136
Motor vehicles
Property and equipment, net
Property and equipment, gross	$ 1,136,398	$ 1,078,520